Debt and Lease Arrangements - Schedule of Net Debt (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Current Debt [Member]
Disclosure Of Net Debt [Line Items]
Beginning balance	$ (9,484)	$ (5,530)
Cash flow	11,942	5,092
Finance lease additions	(56)	(147)
Other movements	(13,717)	(7,438)
Currency translation differences and foreign exchange gains/(losses)	(480)	83
Ending balance	(11,795)	(9,484)
Additions on acquisition of BG		(1,544)
Non-Current Debt [Member]
Disclosure Of Net Debt [Line Items]
Beginning balance	(82,992)	(52,849)
Cash flow	(113)	(16,166)
Finance lease additions	(1,772)	(2,581)
Other movements	13,749	6,687
Currency translation differences and foreign exchange gains/(losses)	(2,742)	1,607
Ending balance	(73,870)	(82,992)
Additions on acquisition of BG		(19,690)
Cash And Cash Equivalent
Disclosure Of Net Debt [Line Items]
Beginning balance	19,130	31,752
Cash flow	535	(17,922)
Currency translation differences and foreign exchange gains/(losses)	647	(1,503)
Ending balance	20,312	19,130
Additions on acquisition of BG		6,803
Debt1
Disclosure Of Net Debt [Line Items]
Beginning balance	(73,346)	(26,627)
Cash flow	12,364	(28,996)
Finance lease additions	(1,828)	(2,728)
Other movements	32	(751)
Currency translation differences and foreign exchange gains/(losses)	(2,575)	187
Ending balance	$ (65,353)	(73,346)
Additions on acquisition of BG		$ (14,431)